Stock Based Compensation Plans: (Tables)	12 Months Ended
Dec. 31, 2012
Share option transactions

Share option transactions for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,185,188	$ 1.42	3,178,102	2.39	4,573,318	2.67
Options exercised	(52,500)	1.56	(138,501)	0.93	(150,554)	0.29
Options expired	-	-	(1,521,413)	4.52	(1,142,745)	3.75
Options forfeited	-	-	(126,000)	1.82	(101,917)	2.83
Options granted	1,620,500	2.89	3,793,000	1.85	-	-
Options outstanding - end of period	6,753,188	$ 1.77	5,185,188	$ 1.42	3,178,102	$ 2.39

Options exercisable - end of period	4,568,988	$ 1.59	2,897,688	$ 1.07	3,178,102	$ 2.39

options outstanding

The following table relates to stock options at December 31, 2012:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	1,079,188	$0.29	$3,259,148	0.93	1,079,188	$0.29	$3,259,148	0.93
$0.73 - $0.73	468,500	$0.73	1,208,730	1.21	468,500	$0.73	1,208,730	1.21
$1.82 - $1.82	2,635,000	$1.82	3,926,150	3.01	1,966,250	$1.82	2,929,713	3.01
$1.92 - $1.92	950,000	$1.92	1,320,500	8.44	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	680,610	4.08	1,055,050	$2.89	443,121	4.08
$0.29 - $2.89	6,753,188	$1.77	$10,395,138	3.57	4,568,988	$1.59	$7,840,712	2.58

The weighted average grant date FV

The weighted average grant date fair value of options granted during the years ended December 31, 2012 and 2011 was calculated at $1.22 and $1.23, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2012	2011
Risk free interest rate	0.29%	1.52%
Expected Term	2.9 years	4.0 years
Expected volatility	65%	97%
Dividend yield	nil	nil